Debt (Narrative) (Details)	1 Months Ended								3 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	Aug. 31, 2014 USD ($)	Jun. 30, 2013 USD ($)	Apr. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Apr. 30, 2010 JPY (¥)	Apr. 04, 2015	Jan. 02, 2016 USD ($) bank	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)	Jan. 15, 2016 USD ($)	Jul. 31, 2015 USD ($)	Mar. 30, 2013 USD ($)	Mar. 31, 2011 JPY (¥)
Debt Instrument [Line Items]
Make-whole redemption charge										$ 0	$ 0	$ 161,000,000
Line of Credit [Member] | Japan, Yen [Member]
Debt Instrument [Line Items]
Description of variable rate basis										Yen LIBOR
Automatic extension period at company election										1 year
Credit Facility Expiring May 2018 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Amount outstanding											0
Term loan due June 2015 [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Debt instrument term					2 years
Face amount of debt					$ 500,000,000
Basis spread on variable rate									0.50%
Term loan due June 2015 [Member] | Loans Payable [Member] | United States Currency Rate [Member]
Debt Instrument [Line Items]
Description of variable rate basis									LIBOR)
Term loan due August 2015 [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Debt instrument term				364 days
Face amount of debt				$ 250,000,000
Basis spread on variable rate				0.90%
Term loan due August 2015 [Member] | Loans Payable [Member] | United States Currency Rate [Member]
Debt Instrument [Line Items]
Description of variable rate basis				LIBOR
Term loan due 2020 [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Debt instrument term			5 years
Face amount of debt			$ 2,600,000,000.0
Proceeds from issuance of debt	$ 2,100,000,000
Periodic payment term	3 years
Term loan due 2020 [Member] | Loans Payable [Member] | United States Currency Rate [Member]
Debt Instrument [Line Items]
Description of variable rate basis	LIBOR
Term loan due 2020 [Member] | Loans Payable [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.125%
2016 Senior Notes [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument term										5 years
Face amount of debt										$ 500,000,000
Stated percentage										2.50%
Effective interest rate										2.54%
Interest rate swap term										5 years
Notional amount interest rate swap designated as a fair value hedge										$ 500,000,000
Proceeds from termination of interest rate swap							$ 24,000,000
Net average interest rate							1.30%
2018 Senior Notes [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument term		3 years
Face amount of debt		$ 500,000,000
Stated percentage		2.00%
Effective interest rate		2.084%
2020 Senior Notes [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument term		5 years
Face amount of debt		$ 500,000,000
Stated percentage		2.80%
Effective interest rate		2.81%
2023 Senior Notes [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument term						10 years
Face amount of debt						$ 900,000,000									$ 900,000,000
Stated percentage						3.25%
Effective interest rate						3.31%
2025 Senior Notes [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument term		10 years
Face amount of debt		$ 500,000,000
Stated percentage		3.875%
Effective interest rate		3.922%
2043 Senior Notes [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument term						30 years
Face amount of debt						$ 700,000,000									$ 700,000,000
Stated percentage						4.75%
Effective interest rate						4.79%
3.75% Senior Notes Due 2014 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument term						5 years
Face amount of debt						$ 700,000,000
Stated percentage						3.75%
4.875% Senior Notes Due 2019 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument term						10 years
Face amount of debt						$ 500,000,000
Stated percentage						4.875%
Yen-Denominated Senior Notes Due 2017 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument term								7 years
Face amount of debt								¥ 8,100,000,000.0		$ 68,000,000	68,000,000
Stated percentage								1.58%
Total debt to total capitalization ratio, initial										65.00%
Total debt to total capitalization ratio										60.00%
Yen-Denominated Senior Notes Due 2020 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument term								10 years
Face amount of debt								¥ 12,800,000,000.0		$ 106,000,000	107,000,000
Stated percentage								2.04%
Total debt to total capitalization ratio, initial										65.00%
Total debt to total capitalization ratio										60.00%
Yen Denominated Credit Facilities [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit										$ 54,000,000	$ 54,000,000					¥ 6,500,000,000.0
Number of commercial banks | bank										2
Yen Denominated Credit Facility Maturing March 2016 [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Basis spread on variable rate										0.25%
Yen Denominated Credit Facility Maturing June 2016 [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Basis spread on variable rate										0.275%
Commercial paper borrowings [Member] | Commercial Paper [Member]
Debt Instrument [Line Items]
Maximum days commercial paper program provides for the issuance of short-term, unsecured commercial paper										270 days
Weighted average effective interest rate										0.308%	0.24%
Bridge Facility [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Face amount of debt														$ 3,700,000,000.0
Bridge Facility [Member] | Bridge Loan [Member] | Other (income) expense [Member]
Debt Instrument [Line Items]
Commitment fees										$ 13,000,000
Credit Facility Expiring 2020 [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total debt to EDITDA in 2016 fiscal year			4.25
Total debt to EDITDA, in year two			4.0
Total debt to EDITDA, thereafter			3.5
Credit Facility Expiring 2020 [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument term			5 years
Maximum borrowing capacity			$ 1,500,000,000.0
Amount outstanding										$ 0	$ 0
Credit Facility Expiring 2020 [Member] | Line of Credit [Member] | United States Currency Rate [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Description of variable rate basis			LIBOR
Credit Facility Expiring 2020 [Member] | Line of Credit [Member] | LIBOR [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			0.90%
Subsequent Event [Member] | Term loan due 2020 [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Remaining borrowing capacity													$ 500,000,000